Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis

The following table presents as of June 30, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Investment in trading securities	$-	$-	$214	$214
Derivative warrant Liability	-	32	-	32
Total Liabilities	$-	$32	$214	$246

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$142
Total Liabilities	$-	$142	$-	$142

During the period ended December 31, 2023, there were no transfers between Level 1 and Level 2, nor into or out of Level 3. The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability Classified Warrants	-	142	-	142
Total Liabilities	$-	$142	$-	$142

The following table presents as of December 31, 2022 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,417	$1,417
Total Liabilities	$-	$-	$3,252	$3,252

Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,835
Issuance of debt	1,468
Change in fair value	423
Foreign currency exchange impact	(41)
Conversion to 373,570 shares of common stock in connection with the Merger	(3,685)
Balance as of December 31, 2023	$-

Schedule of Fair Value Significant Unobservable Inputs

	Assumption
Unobservable input - Change of control	2023	2022
Probabilities of conversion provisions	100%	10 - 90%
Estimated timing of conversion*	N/A	0.25 - 1.41 years
Time period to maturity*	N/A	1.41 years
Risk-adjusted discount rate	7.3%	6.1%

*	The Merger occurred on September 22, 2023, at which point the convertible notes converted into Common Stock. As such, the timing of the conversion was September 22, 2023 and the time period to maturity was no longer relevant as the notes converted.

Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value
Amount
Balance as of December 31, 2022	$1,417
Option issued	1,486
Change in fair value	(2,250)
Option exercise	(697)
Foreign currency exchange impact	44
Balance as of December 31, 2023	$-